Quarterly Results (Unaudited) (Tables)	12 Months Ended
Jan. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Unaudited Quarterly Results

Unaudited quarterly results were as follows:

	2014(3)
(in thousands, except per share data)	First	Second	Third	Fourth
Revenues	$217,429	$221,254	$206,468	$175,235
Cost of revenues (exclusive of depreciation, amortization, and impairment charges shown below)(1)	(182,192)	(183,406)	(169,396)	(147,224)
Depreciation and amortization	(14,108)	(14,113)	(14,081)	(14,109)
Impairment charges	—	(14,646)	—	—
Net loss from continuing operations	(23,458)	(78,735)	(15,116)	(11,709)
Net loss	(23,710)	(74,543)	(15,541)	(14,257)
Net income attributable to noncontrolling interests	(69)	(277)	(231)	(11)
Net loss attributable to Layne Christensen Company	(23,779)	(74,820)	(15,772)	(14,268)
Basic loss per share—continuing operations(2)	(1.21)	(4.03)	(0.78)	(0.59)
Diluted loss per share—continuing operations(2)	(1.21)	(4.03)	(0.78)	(0.59)
Basic loss per share(2)	(1.22)	(3.81)	(0.80)	(0.73)
Diluted loss per share(2)	(1.22)	(3.81)	(0.80)	(0.73)

(1)	As discussed in Note 1 to the Consolidated Financial Statements, Layne utilizes multiple methods of revenue recognition based on the nature of work performed. As a result, it is not practical to allocate a portion of depreciation and amortization to cost of revenues for the presentation of gross profit.
(2)	Earnings (loss) per share were computed independently for each of the quarters presented. The sum of the quarters may not equal the total year amount due to the impact of changes in average quarterly shares outstanding.
(3)	All periods have been reclassified to reflect Costa Fortuna as a discontinued operation.

	2013
(in thousands, except per share data)	First	Second(3)	Third(3)	Fourth(3)
Revenues	$271,765	$282,920	$265,633	$217,212
Cost of revenues (exclusive of depreciation, amortization, and impairment charges shown below)(1)	(218,885)	(227,005)	(216,253)	(192,802)
Depreciation and amortization	(13,803)	(15,533)	(14,496)	(14,321)
Impairment charges	—	—	—	(8,431)
Loss on remeasurement of equity method investment	—	(7,705)	—	—
Net income (loss) from continuing operations	4,636	(3,554)	4,932	(21,304)
Net income (loss)	3,991	(23,866)	8,665	(24,813)
Net loss attributable to noncontrolling interests	(241)	(159)	(189)	(39)
Net income (loss) attributable to Layne Christensen Company	3,750	(24,025)	8,476	(24,852)
Basic income (loss) per share—continuing operations(2)	0.23	(0.19)	0.24	(1.10)
Diluted income (loss) per share—continuing operations(2)	0.22	(0.19)	0.24	(1.09)
Basic income (loss) per share(2)	0.19	(1.23)	0.43	(1.27)
Diluted income (loss) per share(2)	0.19	(1.23)	0.43	(1.27)

(1)	As discussed in Note 1to the Consolidated Financial Statements, Layne utilizes multiple methods of revenue recognition based on the nature of work performed. As a result, it is not practical to allocate a portion of depreciation and amortization to cost of revenues for the presentation of gross profit.
(2)	Earnings (loss) per share were computed independently for each of the quarters presented. The sum of the quarters may not equal the total year amount due to the impact of changes in average quarterly shares outstanding.
(3)	Periods subsequent to the acquisition of 100% of Costa Fortuna on May 30, 2012 have been reclassified reflect Costa Fortuna as a discontinued operation.